Columbia Variable Portfolio – Seligman Global Technology Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.7%
Issuer	Shares	Value ($)
Cayman Islands 0.5%
Grab Holdings Ltd., Class A(a)	136,336	820,743
Rigaku Holdings Corp.	133,900	812,267
Total		1,633,010
Germany 0.3%
TeamViewer SE(a)	95,730	977,523
Israel 2.6%
Check Point Software Technologies Ltd.(a)	13,463	2,785,629
CyberArk Software Ltd.(a)	2,798	1,351,854
Wix.com Ltd.(a)	21,793	3,871,091
Total		8,008,574
Japan 0.9%
Renesas Electronics Corp.	238,100	2,739,386
Netherlands 1.5%
NXP Semiconductors NV	19,549	4,451,894
Singapore 0.3%
Kulicke & Soffa Industries, Inc.	23,240	944,474
South Korea 0.1%
DoubleDown Interactive Co., Ltd., ADR(a)	26,410	246,669
Taiwan 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,921	2,491,546
United States 86.7%
Adeia, Inc.	119,150	2,001,720
Advanced Energy Industries, Inc.	15,799	2,688,042
Airbnb, Inc., Class A(a)	7,500	910,650
Alphabet, Inc., Class A	52,025	12,647,278
Alphabet, Inc., Class C	18,748	4,566,075
Amazon.com, Inc.(a)	14,431	3,168,615
Apple, Inc.	38,619	9,833,556
Applied Materials, Inc.	43,749	8,957,170
Arista Networks, Inc.(a)	29,536	4,303,691
Atlassian Corp., Class A(a)	7,370	1,176,989
BILL Holdings, Inc.(a)	16,612	879,938
Block, Inc., Class A(a)	28,820	2,082,821
Bloom Energy Corp., Class A(a)	292,991	24,778,249
Broadcom, Inc.	47,802	15,770,358
Common Stocks (continued)
Issuer	Shares	Value ($)
Cisco Systems, Inc.	55,845	3,820,915
Coherent Corp.(a)	12,679	1,365,782
Comcast Corp., Class A	60,222	1,892,175
Coursera, Inc.(a)	36,176	423,621
DocuSign, Inc.(a)	16,695	1,203,543
Dropbox, Inc., Class A(a)	66,853	2,019,629
eBay, Inc.	20,023	1,821,092
Five9, Inc.(a)	34,982	846,564
Fiverr International Ltd.(a)	41,744	1,018,971
Gen Digital, Inc.	178,047	5,054,754
Global Payments, Inc.	60,641	5,038,054
GoDaddy, Inc., Class A(a)	26,564	3,634,752
Hewlett Packard Enterprise Co.	172,709	4,241,733
Intuit, Inc.	1,102	752,567
Lam Research Corp.	139,480	18,676,372
Lyft, Inc., Class A(a)	183,428	4,037,250
Marvell Technology, Inc.	105,367	8,858,204
Match Group, Inc.	109,708	3,874,887
Meta Platforms, Inc., Class A	6,646	4,880,690
Microsoft Corp.	25,595	13,256,930
NetApp, Inc.	44,277	5,245,053
Netskope, Inc., Class A(a)	4,234	96,239
NIQ Global Intelligence PLC(a)	46,775	734,368
NVIDIA Corp.	89,847	16,763,653
ON Semiconductor Corp.(a)	48,556	2,394,296
Oracle Corp.	26,193	7,366,519
Palo Alto Networks, Inc.(a)	10,512	2,140,453
Pinterest, Inc., Class A(a)	102,285	3,290,508
QUALCOMM, Inc.	4,228	703,370
RingCentral, Inc., Class A(a)	67,611	1,916,096
SailPoint, Inc.(a)	33,062	730,009
Salesforce, Inc.	14,244	3,375,828
Semtech Corp.(a)	54,712	3,909,172
Shift4 Payments, Inc., Class A(a)	10,363	802,096
Synaptics, Inc.(a)	57,293	3,915,404
Synopsys, Inc.(a)	5,547	2,736,834
Tenable Holdings, Inc.(a)	64,109	1,869,418

Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teradyne, Inc.	46,018	6,333,918
TripAdvisor, Inc.(a)	92,216	1,499,432
Varonis Systems, Inc.(a)	22,550	1,295,949
Visa, Inc., Class A	17,509	5,977,222
Western Digital Corp.	74,662	8,963,920
Total		262,543,394
Total Common Stocks (Cost $175,604,235)		284,036,470

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	8,109,348	8,106,915
Total Money Market Funds (Cost $8,106,701)		8,106,915
Total Investments in Securities (Cost $183,710,936)		292,143,385
Other Assets & Liabilities, Net		10,788,207
Net Assets		$302,931,592
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	5,370,881	38,790,886	(36,055,066)	214	8,106,915	(229)	182,841	8,109,348
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7072_12_D01_(11/25)